RIGHT-OF-USE ASSETS AND LEASE LIABILITIES- Annual lease obligations (Details) $ in Thousands	Mar. 31, 2026 CAD ($)
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease liabilities	$ 174,040
Less than one year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease liabilities	39,730
One - two years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease liabilities	32,854
Two - three years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease liabilities	27,650
Three - four years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease liabilities	23,559
Four - five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease liabilities	17,784
Due in over five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease liabilities	$ 32,463